Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Current assets:
Cash and cash equivalents (note 4)	$ 8,827	$ 11,267
Accounts receivable, net (note 5)	2,264	2,223
Inventories, net (note 6)	1,539	2,933
Prepaid expenses and other current assets (note 7)	722	749
Total current assets	13,352	17,172
Goodwill, net		77
Property, plant and equipment, net (note 8)	886	770
Long-term deposits	66	111
Long-term loan receivable	75
Long-term rental prepayment (note 9)	871
Investments in equity method investees (note 10)
TOTAL ASSETS	15,250	18,130
Current liabilities:
Accounts payable	1,161	900
Accrued expenses and other current liabilities (note 11)	2,989	3,982
Income tax payable	602	803
Dividend payable	329	623
Total current liabilities	5,081	6,308
Deferred income taxes (note 3)	32	32
Total liabilities	5,113	6,340
Commitments and contingencies (note 12)
Shareholders' equity:
Common shares, $0.01 par value (Authorized: 20,000,000 shares; 3,801,874 shares as of March 31, 2018, 2019, issued and outstanding)	38	38
Additional paid-in capital	11,370	11,370
Retained profits	(1,233)	347
Treasury shares, at cost - 5,049 shares as of March 31, 2018 and 2019 (note 13)	(14)	(14)
Accumulated other comprehensive loss	(35)
Total Highway Holdings shareholder's equity	10,126	11,741
Non-controlling interest	11	49
Total Equity	10,137	11,790
TOTAL LIABILITIES AND EQUITY	$ 15,250	$ 18,130